Intangible Assets, Net - Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land Use Rights and Licensed Software (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land Use Rights and Licensed Software [Line Items]
Intangible assets, subtotal	$ 16,326	$ 15,964
Less: accumulated amortization	(5,113)	(4,551)
Intangible assets, net	11,213	11,413
Land use rights [Member]
Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land Use Rights and Licensed Software [Line Items]
Intangible assets, subtotal	14,194	13,878
Licensed Software [Member]
Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land Use Rights and Licensed Software [Line Items]
Intangible assets, subtotal	$ 2,132	$ 2,086